Common Stock - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 14, 2016 shares	Apr. 30, 2014 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 class_stock $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 incentive_class $ / shares shares	Dec. 31, 2013 shares
Class of Stock [Line Items]
Number of classes of common stock | class_stock				6
Maximum voting rights per investor, percentage of total				9.90%
Maximum voting rights per Apollo Shareholder Group, percentage of total				3.00%
Shares sold by existing shareholders through IPO	31,050,000
Conversion of stock, conversion ratio	1
Shares committed for purchase (in shares)						39,945,877
Percent drawdown on committed capital		20.00%
Common stock, par value (in USD per share) | $ / shares						$ 0.001
Additional shares authorized (in shares)						149,998,898
Number of new classes of incentive compensation authorized | incentive_class						2
Common Class A
Class of Stock [Line Items]
Voting rights, percentage of total				55.00%
Shares issued from conversion (in shares)	(24,158,146)			(24,158,146)	0	(3,307,692)
Issued shares (in shares)			3,098,946	3,360,471	34,498,220	11,950,844
Shares committed for purchase (in shares)							41,201,578
Common stock, par value (in USD per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001000000	$ 0.001
Additional shares authorized (in shares)						87,110,662
Common Class B
Class of Stock [Line Items]
Voting rights, percentage of total				45.00%
Shares issued from conversion (in shares)	24,158,146			24,158,146	0	3,307,692
Issued shares (in shares)				0	10,681,083	16,981,664
Shares committed for purchase (in shares)							8,730,769
Common stock, par value (in USD per share) | $ / shares			0.001000000	$ 0.001000000	$ 0.001000000	$ 0.001
Additional shares authorized (in shares)						175,000,000
Common Class M-3
Class of Stock [Line Items]
Shares issued from conversion (in shares)				1,443,700	0	0
Issued shares (in shares)				0	0	3,390,000
Common stock, par value (in USD per share) | $ / shares			0.001000000	$ 0.001000000	$ 0.001000000	$ 0.001
Additional shares authorized (in shares)						7,500,000
Common Class M-4
Class of Stock [Line Items]
Shares issued from conversion (in shares)				79,031	0	0
Issued shares (in shares)				990,650	5,316,751	0
Common stock, par value (in USD per share) | $ / shares			$ 0.001000000	$ 0.001000000	$ 0.001000000	$ 0.001
Additional shares authorized (in shares)						7,500,000
Second Private Placement
Class of Stock [Line Items]
Proceeds from issuance of common stock | $					$ 60
Second Private Placement | Common Class A
Class of Stock [Line Items]
Issued shares (in shares)					2,315,113
Price per share issued (in dollars per share) | $ / shares					$ 26.02
Employee Stock
Class of Stock [Line Items]
Price per share issued (in dollars per share) | $ / shares						$ 13.46
Employee Stock | Common Class A
Class of Stock [Line Items]
Issued shares (in shares)						3,693,730
Private Placement
Class of Stock [Line Items]
Proceeds from issuance of common stock | $					$ 1,038
Private Placement | Common Class A
Class of Stock [Line Items]
Issued shares (in shares)		8,240,316			31,564,339
Price per share issued (in dollars per share) | $ / shares		$ 26.00
Private Placement | Common Class B
Class of Stock [Line Items]
Issued shares (in shares)		1,746,154			8,369,230
Price per share issued (in dollars per share) | $ / shares		$ 26.00			$ 26.00
Repayment of the Contribution Agreement Promissory Note [Member] | Common Class B
Class of Stock [Line Items]
Shares issued from conversion (in shares)						(3,808,626)
Related Party | Transaction Advisory Services Agreement | Common Class B
Class of Stock [Line Items]
Issued shares (in shares)					2,311,853	11,426,883